RESTRUCTURING AND RELATED ACTIVITIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charge		$ 5,528	$ 0	$ 0
Cash payments	$ (1,103)	(4,031)
Restructuring Reserve	$ 394	1,497
Severance and benefits costs
Restructuring Cost and Reserve [Line Items]
Restructuring charge		2,792
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charge		2,736
Other restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charge		$ 0